UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22114

Name of Registrant: Vanguard Montgomery Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31st

Date of reporting period: March 31, 2012

tem 1: Schedule of Investments

		Vanguard Market Neutral Fund
		Schedule of Investments
		March 31, 2012
				Market Value
			Shares	($000)
		Common Stocks - Long Positions (95.4%)
		Consumer Discretionary (14.5%)
124857202		† CBS Corp. Class B	34,600	1,173
19259P300	*	† Coinstar Inc.	17,950	1,141
344849104		† Foot Locker Inc.	36,600	1,136
88732J207		† Time Warner Cable Inc.	13,700	1,117
98310W108		† Wyndham Worldwide Corp.	23,900	1,112
532716107		† Limited Brands Inc.	23,150	1,111
731068102		† Polaris Industries Inc.	15,400	1,111
55616P104		† Macy's Inc.	27,800	1,104
254067101		† Dillard's Inc. Class A	17,270	1,088
25470M109		† DISH Network Corp. Class A	31,800	1,047
948626106		† Weight Watchers International Inc.	13,050	1,007
741503403	*	† priceline.com Inc.	1,400	1,005
65248E104		† News Corp. Class A	51,000	1,004
30219E103	*	† Express Inc.	38,800	969
92553P201		† Viacom Inc. Class B	19,700	935
10807M105	*	† Bridgepoint Education Inc.	37,600	931
117043109		† Brunswick Corp.	35,900	924
118440106		† Buckle Inc.	19,200	920
235825205		Dana Holding Corp.	59,300	919
053332102	*	† AutoZone Inc.	2,400	892
109641100		† Brinker International Inc.	30,900	851
45068B109	*	† ITT Educational Services Inc.	12,600	833
451055107	*	† Iconix Brand Group Inc.	47,400	824
25754A201		† Domino's Pizza Inc.	22,150	804
983134107		Wynn Resorts Ltd.	6,100	762
382550101	*	Goodyear Tire & Rubber Co.	63,800	716
002535300		† Aaron's Inc.	24,300	629
880349105	*	† Tenneco Inc.	16,200	602
88023U101	*	Tempur-Pedic International Inc.	7,100	599
037604105	*	Apollo Group Inc. Class A	12,000	464

70959W103		Penske Automotive Group Inc.	10,700	264
412822108		Harley-Davidson Inc.	4,400	216
79377W108	*	† Saks Inc.	17,200	200
035623107	*	ANN Inc.	5,900	169
720279108	*	Pier 1 Imports Inc.	7,700	140
413086109		Harman International Industries Inc.	2,900	136
G81276100		† Signet Jewelers Ltd.	2,300	109
92849E101	*	Vitamin Shoppe Inc.	1,400	62
075896100	*	Bed Bath & Beyond Inc.	600	39
				29,065
		Consumer Staples (5.5%)
67018T105		† Nu Skin Enterprises Inc. Class A	18,400	1,066
G4412G101		† Herbalife Ltd.	15,200	1,046
26138E109		† Dr Pepper Snapple Group Inc.	25,867	1,040
718172109		† Philip Morris International Inc.	11,700	1,037
913456109		Universal Corp.	21,500	1,002
966837106		Whole Foods Market Inc.	11,900	990
205887102		† ConAgra Foods Inc.	36,700	964
544147101		† Lorillard Inc.	7,300	945
513847103		Lancaster Colony Corp.	12,300	817
832248108	*	Smithfield Foods Inc.	36,300	800
501044101		Kroger Co.	24,900	603
05508R106		B&G Foods Inc. Class A	17,900	403
868536103		SUPERVALU Inc.	32,000	183
242370104	*	Dean Foods Co.	9,300	113
				11,009
		Energy (7.1%)
959319104		† Western Refining Inc.	53,400	1,005
42330P107	*	† Helix Energy Solutions Group Inc.	56,113	999
12662P108	*	† CVR Energy Inc.	36,850	986
777779307	*	Rosetta Resources Inc.	19,600	956
881609101	*	† Tesoro Corp.	34,900	937
565849106		† Marathon Oil Corp.	28,980	919
861642106	*	† Stone Energy Corp.	31,800	909
G10082140	*	Energy XXI Bermuda Ltd.	25,100	906
436106108		† HollyFrontier Corp.	27,250	876
423452101		† Helmerich & Payne Inc.	15,300	825

166764100		† Chevron Corp.	7,600	815
91913Y100		† Valero Energy Corp.	29,600	763
637071101		† National Oilwell Varco Inc.	9,500	755
92922P106		† W&T Offshore Inc.	35,750	754
20825C104		† ConocoPhillips	8,400	638
703481101		† Patterson-UTI Energy Inc.	28,150	487
56585A102		† Marathon Petroleum Corp.	5,840	253
12467B304	*	C&J Energy Services Inc.	10,100	180
247916208	*	Denbury Resources Inc.	8,400	153
749660106		† RPC Inc.	6,300	67
				14,183
		Financials (16.4%)
254709108		† Discover Financial Services	32,800	1,094
902973304		† US Bancorp	34,500	1,093
693475105		† PNC Financial Services Group Inc.	16,300	1,051
12621E103	*	† CNO Financial Group Inc.	134,900	1,050
891027104		† Torchmark Corp.	20,950	1,044
743674103		† Protective Life Corp.	35,200	1,043
225310101	*	† Credit Acceptance Corp.	10,300	1,040
126600105		† CVB Financial Corp.	87,700	1,030
025816109		† American Express Co.	17,700	1,024
744320102		Prudential Financial Inc.	15,900	1,008
680033107		Old National Bancorp	76,300	1,003
001055102		† Aflac Inc.	20,800	957
14754D100		† Cash America International Inc.	19,700	944
74267C106		† ProAssurance Corp.	10,700	943
499005106	*	Knight Capital Group Inc. Class A	72,900	938
G0585R106		† Assured Guaranty Ltd.	56,600	935
631103108	*	† NASDAQ OMX Group Inc.	36,000	932
14040H105		† Capital One Financial Corp.	16,500	920
032359309		† Amtrust Financial Services Inc.	33,300	895
05561Q201		BOK Financial Corp.	15,543	875
615369105		† Moody's Corp.	20,700	871
749607107		† RLI Corp.	12,100	867
H01531104		† Allied World Assurance Co. Holdings AG	12,200	838
200525103		† Commerce Bancshares Inc.	20,055	813
29530P102		† Erie Indemnity Co. Class A	10,300	803

171232101		† Chubb Corp.	11,400	788
493267108		† KeyCorp	86,000	731
938824109		† Washington Federal Inc.	43,000	723
46625H100		† JPMorgan Chase & Co.	14,700	676
03076C106		† Ameriprise Financial Inc.	11,500	657
025932104		† American Financial Group Inc.	16,800	648
31946M103		First Citizens BancShares Inc. Class A	2,264	414
124830100		† CBL & Associates Properties Inc.	18,000	341
105368203		Brandywine Realty Trust	29,500	339
25960P109		Douglas Emmett Inc.	14,200	324
49446R109		Kimco Realty Corp.	16,100	310
44106M102		Hospitality Properties Trust	11,600	307
681936100		Omega Healthcare Investors Inc.	14,200	302
229663109		CubeSmart	25,300	301
529043101		Lexington Realty Trust	33,400	300
253868103		Digital Realty Trust Inc.	4,000	296
29380T105		Entertainment Properties Trust	6,100	283
947890109		Webster Financial Corp.	12,400	281
737464107		Post Properties Inc.	4,800	225
759351604		Reinsurance Group of America Inc. Class A	2,900	172
133131102		† Camden Property Trust	2,600	171
233153105		DCT Industrial Trust Inc.	22,300	132
828806109		Simon Property Group Inc.	300	44
302301106	*	Ezcorp Inc. Class A	1,200	39
				32,815
		Health Care (9.7%)
94946T106	*	† WellCare Health Plans Inc.	15,675	1,127
42222G108	*	† Health Net Inc.	27,400	1,088
00817Y108		† Aetna Inc.	21,600	1,083
15135B101	*	† Centene Corp.	21,788	1,067
91324P102		† UnitedHealth Group Inc.	17,915	1,056
681904108		Omnicare Inc.	27,900	992
444859102		† Humana Inc.	10,550	976
229678107	*	† Cubist Pharmaceuticals Inc.	22,400	969
81619Q105	*	Select Medical Holdings Corp.	123,800	952
159864107	*	† Charles River Laboratories International Inc.	26,000	938
717081103		Pfizer Inc.	41,200	934

09062X103	*	† Biogen Idec Inc.	7,408	933
110122108		† Bristol-Myers Squibb Co.	25,900	874
87817A107	*	† Team Health Holdings Inc.	42,500	874
002824100		† Abbott Laboratories	13,900	852
03073E105		† AmerisourceBergen Corp. Class A	20,100	798
885175307	*	† Thoratec Corp.	23,400	789
559079207	*	† Magellan Health Services Inc.	16,000	781
532457108		† Eli Lilly & Co.	16,300	656
421933102	*	† Health Management Associates Inc. Class A	86,500	581
G50871105	*	† Jazz Pharmaceuticals plc	9,800	475
216648402		† Cooper Cos. Inc.	2,500	204
716933106	*	Pharmacyclics Inc.	7,200	200
16359R103		Chemed Corp.	2,500	157
53219L109	*	LifePoint Hospitals Inc.	2,700	106
592688105	*	Mettler-Toledo International Inc.	200	37
				19,499
		Industrials (12.8%)
446413106	*	† Huntington Ingalls Industries Inc.	27,933	1,124
911363109	*	† United Rentals Inc.	25,300	1,085
883203101		† Textron Inc.	38,600	1,074
489170100		† Kennametal Inc.	22,700	1,011
167250109		† Chicago Bridge & Iron Co. NV	23,400	1,011
539830109		† Lockheed Martin Corp.	11,200	1,006
011659109	*	Alaska Air Group Inc.	26,800	960
804137107		† Sauer-Danfoss Inc.	20,400	959
477143101	*	† JetBlue Airways Corp.	195,800	957
907818108		Union Pacific Corp.	8,700	935
896818101		† Triumph Group Inc.	14,700	921
666807102		† Northrop Grumman Corp.	15,030	918
783549108		Ryder System Inc.	17,100	903
001084102	*	† AGCO Corp.	18,800	888
615394202	*	Moog Inc. Class A	20,600	884
624756102		Mueller Industries Inc.	19,400	882
N20935206	*	CNH Global NV	21,800	865
368736104	*	† Generac Holdings Inc.	32,900	808
023586100		† Amerco Inc.	7,000	739
217204106	*	Copart Inc.	28,026	731

067806109		Barnes Group Inc.	27,765	730
724479100		† Pitney Bowes Inc.	40,700	716
462846106		† Iron Mountain Inc.	24,600	708
361448103		GATX Corp.	16,400	661
502424104		† L-3 Communications Holdings Inc.	8,900	630
679580100	*	† Old Dominion Freight Line Inc.	11,700	558
077454106		† Belden Inc.	13,400	508
701094104		† Parker Hannifin Corp.	6,000	507
H89128104		Tyco International Ltd.	6,700	376
194014106	*	† Colfax Corp.	10,400	366
P31076105		Copa Holdings SA Class A	3,600	285
365558105		Gardner Denver Inc.	2,800	176
256743105	*	Dollar Thrifty Automotive Group Inc.	2,100	170
950755108		Werner Enterprises Inc.	6,700	167
655844108		Norfolk Southern Corp.	2,500	165
422806109		HEICO Corp.	2,500	129
445658107		JB Hunt Transport Services Inc.	1,700	92
231021106		Cummins Inc.	500	60
515098101		Landstar System Inc.	1,000	58
				25,723
		Information Technology (16.8%)
502161102	*	† LSI Corp.	129,000	1,120
928563402	*	† VMware Inc. Class A	9,900	1,112
303250104		† Fair Isaac Corp.	25,000	1,098
018581108	*	† Alliance Data Systems Corp.	8,700	1,096
482480100		† KLA-Tencor Corp.	20,100	1,094
88632Q103	*	† TIBCO Software Inc.	35,250	1,075
035290105	*	† Anixter International Inc.	14,800	1,073
958102105	*	† Western Digital Corp.	25,900	1,072
466313103		† Jabil Circuit Inc.	41,900	1,053
127387108	*	† Cadence Design Systems Inc.	88,300	1,045
44919P508		† IAC/InterActiveCorp	20,700	1,016
87162W100	*	† SYNNEX Corp.	26,406	1,007
G1151C101		† Accenture plc Class A	15,300	987
42235N108		Heartland Payment Systems Inc.	34,200	986
127190304	*	† CACI International Inc. Class A	15,800	984
620076307		† Motorola Solutions Inc.	19,300	981

29362U104	*	Entegris Inc.	104,800	979
24702R101	*	† Dell Inc.	58,600	973
878237106	*	† Tech Data Corp.	17,500	950
366651107	*	† Gartner Inc.	22,200	947
729132100	*	Plexus Corp.	26,400	924
204166102	*	CommVault Systems Inc.	18,500	918
14161H108	*	Cardtronics Inc.	34,500	906
232806109		† Cypress Semiconductor Corp.	57,800	903
871503108	*	† Symantec Corp.	48,200	901
099502106		† Booz Allen Hamilton Holding Corp.	52,300	891
577933104		† MAXIMUS Inc.	21,300	866
36191U106	*	GT Advanced Technologies Inc.	102,300	846
Y0486S104		† Avago Technologies Ltd.	20,100	783
285512109	*	† Electronic Arts Inc.	45,700	753
55306N104		MKS Instruments Inc.	24,015	709
989207105	*	Zebra Technologies Corp.	16,600	684
53635B107	*	Liquidity Services Inc.	14,500	650
909214306	*	Unisys Corp.	30,700	605
233326107		† DST Systems Inc.	7,200	390
G3727Q101	*	Freescale Semiconductor Holdings I Ltd.	24,400	376
529771107		Lexmark International Inc. Class A	6,900	229
111320107		Broadcom Corp. Class A	5,000	197
253651103		Diebold Inc.	4,400	169
928298108	*	† Vishay Intertechnology Inc.	12,700	154
459200101		† International Business Machines Corp.	600	125
30241L109	*	FEI Co.	2,100	103
				33,730
		Materials (6.3%)
960413102		† Westlake Chemical Corp.	17,480	1,133
460146103		† International Paper Co.	30,700	1,078
125269100		† CF Industries Holdings Inc.	5,700	1,041
N53745100		† LyondellBasell Industries NV Class A	23,600	1,030
693506107		† PPG Industries Inc.	10,700	1,025
277432100		† Eastman Chemical Co.	19,700	1,018
774415103	*	† Rockwood Holdings Inc.	19,383	1,011
232820100		Cytec Industries Inc.	16,300	991
373200302	*	Georgia Gulf Corp.	28,400	991

257559203		† Domtar Corp.	10,300	982
118255108		† Buckeye Technologies Inc.	26,400	897
192108504	*	† Coeur d'Alene Mines Corp.	35,100	833
012653101		† Albemarle Corp.	5,400	345
670346105		Nucor Corp.	4,400	189
				12,564
		Telecommunication Services (1.6%)
591708102	*	MetroPCS Communications Inc.	98,500	888
00206R102		† AT&T Inc.	27,600	862
92343V104		† Verizon Communications Inc.	22,400	856
879433829		† Telephone & Data Systems Inc.	27,174	629
				3,235

		Utilities (4.7%)
023608102		Ameren Corp.	30,500	994
668074305		† NorthWestern Corp.	27,600	979
15189T107		† CenterPoint Energy Inc.	49,400	974
69349H107		† PNM Resources Inc.	51,335	939
12561W105		† Cleco Corp.	21,800	864
283677854		† El Paso Electric Co.	26,200	851
233331107		† DTE Energy Co.	15,200	836
025537101		† American Electric Power Co. Inc.	18,900	729
646025106		New Jersey Resources Corp.	14,100	628
125896100		† CMS Energy Corp.	27,500	605
92240G101		† Vectren Corp.	19,400	564
744573106		† Public Service Enterprise Group Inc.	8,700	266
872375100		TECO Energy Inc.	6,500	114
				9,343

		Total Common Stocks - Long Positions
		(Cost $160,289)		191,166

		Common Stocks Sold Short (-95.3%)
		Consumer Discretionary (-13.6%)
143130102	*	CarMax Inc.	(32,371)	(1122)
023135106	*	Amazon.com Inc.	(5,400)	(1094)

367905106	*	Gaylord Entertainment Co.	(35,300)	(1087)
53071M104	*	Liberty Interactive Corp. Class A	(56,100)	(1071)
811065101		Scripps Networks Interactive Inc. Class A	(21,900)	(1066)
929297109	*	WMS Industries Inc.	(43,700)	(1037)
007865108	*	Aeropostale Inc.	(47,300)	(1023)
886547108		Tiffany & Co.	(14,723)	(1018)
608190104	*	Mohawk Industries Inc.	(15,300)	(1018)
62944T105	*	NVR Inc.	(1,400)	(1017)
884903105		Thomson Reuters Corp.	(34,900)	(1009)
169656105	*	Chipotle Mexican Grill Inc. Class A	(2,400)	(1003)
917047102	*	Urban Outfitters Inc.	(34,000)	(990)
552953101	*	MGM Resorts International	(72,600)	(989)
478366107		Johnson Controls Inc.	(30,400)	(987)
254687106		Walt Disney Co.	(21,800)	(954)
501889208	*	LKQ Corp.	(30,300)	(944)
251893103		DeVry Inc.	(27,100)	(918)
169905106		Choice Hotels International Inc.	(23,600)	(881)
745867101	*	PulteGroup Inc.	(94,500)	(836)
401617105		Guess? Inc.	(26,500)	(828)
143658300		Carnival Corp.	(25,000)	(802)
617700109		Morningstar Inc.	(12,200)	(769)
089302103	*	Big Lots Inc.	(17,300)	(744)
548661107		Lowe's Cos. Inc.	(23,000)	(722)
55826P100	*	Madison Square Garden Co. Class A	(17,000)	(581)
92839U206	*	Visteon Corp.	(10,800)	(572)
243537107	*	Deckers Outdoor Corp.	(8,700)	(549)
530555101	*	Liberty Global Inc. Class A	(8,700)	(436)
855030102		Staples Inc.	(22,900)	(371)
80874P109	*	Scientific Games Corp. Class A	(23,500)	(274)
85590A401		Starwood Hotels & Resorts Worldwide Inc.	(4,300)	(243)
82568P304	*	Shutterfly Inc.	(6,500)	(204)
448579102	*	Hyatt Hotels Corp. Class A	(3,700)	(158)
				(27,317)
		Consumer Staples (-6.1%)
579780206		McCormick & Co. Inc.	(19,300)	(1050)
832696405		JM Smucker Co.	(12,900)	(1050)
343498101		Flowers Foods Inc.	(50,400)	(1027)

054303102		Avon Products Inc.	(51,800)	(1003)
911163103	*	United Natural Foods Inc.	(21,300)	(994)
871829107		Sysco Corp.	(32,950)	(984)
039483102		Archer-Daniels-Midland Co.	(31,000)	(981)
191216100		Coca-Cola Co.	(13,100)	(970)
60871R209		Molson Coors Brewing Co. Class B	(20,300)	(919)
370334104		General Mills Inc.	(21,700)	(856)
713448108		PepsiCo Inc.	(12,500)	(829)
194162103		Colgate-Palmolive Co.	(5,100)	(499)
741511109		PriceSmart Inc.	(6,200)	(451)
931422109		Walgreen Co.	(11,200)	(375)
189054109		Clorox Co.	(3,200)	(220)
				(12,208)
		Energy (-6.7%)
19075F106	*	Cobalt International Energy Inc.	(33,882)	(1017)
580037109	*	McDermott International Inc.	(75,500)	(967)
13342B105	*	Cameron International Corp.	(16,900)	(893)
29265N108		Energen Corp.	(17,900)	(880)
262037104	*	Dril-Quip Inc.	(13,500)	(878)
86764P109		Sunoco Inc.	(22,900)	(874)
30249U101	*	FMC Technologies Inc.	(17,100)	(862)
886423102		Tidewater Inc.	(15,900)	(859)
261608103	*	Dresser-Rand Group Inc.	(18,450)	(856)
806857108		Schlumberger Ltd.	(11,900)	(832)
20605P101	*	Concho Resources Inc.	(7,600)	(776)
171798101		Cimarex Energy Co.	(9,400)	(709)
845467109	*	Southwestern Energy Co.	(22,900)	(701)
039380100		Arch Coal Inc.	(62,500)	(669)
02076X102	*	Alpha Natural Resources Inc.	(42,235)	(642)
903914109	*	Ultra Petroleum Corp.	(25,300)	(573)
346091705	*	Forest Oil Corp.	(30,900)	(374)
				(13,362)
		Financials (-17.2%)
026874784	*	American International Group Inc.	(36,200)	(1116)
059692103		BancorpSouth Inc.	(81,100)	(1092)
570535104	*	Markel Corp.	(2,400)	(1077)
416515104		Hartford Financial Services Group Inc.	(50,700)	(1069)

200340107		Comerica Inc.	(32,300)	(1045)
665859104		Northern Trust Corp.	(21,900)	(1039)
172062101		Cincinnati Financial Corp.	(30,100)	(1039)
872275102		TCF Financial Corp.	(87,250)	(1037)
G98290102		XL Group plc Class A	(47,800)	(1037)
443683107		Hudson City Bancorp Inc.	(141,600)	(1035)
269246401	*	E*TRADE Financial Corp.	(94,370)	(1033)
808513105		Charles Schwab Corp.	(71,900)	(1033)
G6852T105		PartnerRe Ltd.	(15,200)	(1032)
680223104		Old Republic International Corp.	(97,300)	(1026)
G0692U109		Axis Capital Holdings Ltd.	(30,700)	(1018)
33582V108		First Niagara Financial Group Inc.	(101,900)	(1003)
06652K103		BankUnited Inc.	(39,000)	(975)
410867105		Hanover Insurance Group Inc.	(23,600)	(970)
860630102	*	Stifel Financial Corp.	(25,500)	(965)
450828108		Iberiabank Corp.	(17,900)	(957)
G7127P100		Platinum Underwriters Holdings Ltd.	(26,200)	(956)
37247D106	*	Genworth Financial Inc. Class A	(113,700)	(946)
008252108	*	Affiliated Managers Group Inc.	(8,450)	(945)
410120109		Hancock Holding Co.	(25,900)	(920)
395259104		Greenhill & Co. Inc.	(20,700)	(903)
957090103		Westamerica Bancorporation	(16,200)	(778)
278265103		Eaton Vance Corp.	(21,000)	(600)
115236101		Brown & Brown Inc.	(23,400)	(556)
064058100		Bank of New York Mellon Corp.	(22,600)	(545)
930059100		Waddell & Reed Financial Inc. Class A	(16,200)	(525)
G30397106		Endurance Specialty Holdings Ltd.	(10,400)	(423)
31847R102		First American Financial Corp.	(25,200)	(419)
03027X100	*	American Tower Corporation	(5,950)	(375)
44267D107	*	Howard Hughes Corp.	(5,800)	(370)
48020Q107		Jones Lang LaSalle Inc.	(4,400)	(367)
44107P104		Host Hotels & Resorts Inc.	(20,900)	(343)
74340W103		Prologis Inc.	(9,400)	(339)
421946104		Healthcare Realty Trust Inc.	(14,700)	(323)
252784301		DiamondRock Hospitality Co.	(31,300)	(322)
G05384105		Aspen Insurance Holdings Ltd.	(11,400)	(318)
49427F108		Kilroy Realty Corp.	(6,700)	(312)

756109104		Realty Income Corp.	(7,900)	(306)
370023103		General Growth Properties Inc.	(17,900)	(304)
929042109		Vornado Realty Trust	(3,400)	(286)
015271109		Alexandria Real Estate Equities Inc.	(3,900)	(285)
81721M109		Senior Housing Properties Trust	(10,700)	(236)
55354G100	*	MSCI Inc. Class A	(6,400)	(236)
294752100		Equity One Inc.	(11,100)	(224)
317485100	*	Financial Engines Inc.	(9,300)	(208)
22002T108		Corporate Office Properties Trust	(8,900)	(207)
				(34,475)
		Health Care (-9.2%)
14888B103	*	Catalyst Health Solutions Inc.	(17,500)	(1115)
441060100	*	Hospira Inc.	(28,900)	(1081)
36866T103	*	Gen-Probe Inc.	(15,350)	(1019)
249030107		DENTSPLY International Inc.	(24,600)	(987)
806407102	*	Henry Schein Inc.	(13,000)	(984)
863667101		Stryker Corp.	(17,700)	(982)
790849103		St. Jude Medical Inc.	(22,100)	(979)
50540R409	*	Laboratory Corp. of America Holdings	(10,600)	(970)
878377100		Techne Corp.	(13,800)	(967)
703395103		Patterson Cos. Inc.	(28,250)	(944)
G94368100	*	Warner Chilcott plc Class A	(55,900)	(940)
09061G101	*	BioMarin Pharmaceutical Inc.	(27,400)	(938)
28176E108	*	Edwards Lifesciences Corp.	(12,900)	(938)
88033G100	*	Tenet Healthcare Corp.	(168,800)	(896)
58502B106	*	MEDNAX Inc.	(11,700)	(870)
151020104	*	Celgene Corp.	(10,100)	(783)
116794108	*	Bruker Corp.	(48,900)	(749)
585055106		Medtronic Inc.	(16,650)	(652)
82966C103	*	Sirona Dental Systems Inc.	(9,700)	(500)
N72482107	*	QIAGEN NV	(22,800)	(355)
918194101	*	VCA Antech Inc.	(14,700)	(341)
92220P105	*	Varian Medical Systems Inc.	(4,600)	(317)
015351109	*	Alexion Pharmaceuticals Inc.	(1,000)	(93)
88338T104	*	Theravance Inc.	(4,100)	(80)
74834L100		Quest Diagnostics Inc.	(700)	(43)
				(18,523)

		Industrials (-13.4%)
709631105		Pentair Inc.	(23,490)	(1118)
G87210103		UTi Worldwide Inc.	(64,700)	(1115)
452308109		Illinois Tool Works Inc.	(18,800)	(1074)
235851102		Danaher Corp.	(18,700)	(1047)
98419M100		Xylem Inc.	(37,400)	(1038)
526107107		Lennox International Inc.	(25,553)	(1030)
34354P105		Flowserve Corp.	(8,900)	(1028)
740189105		Precision Castparts Corp.	(5,900)	(1020)
05615F102	*	Babcock & Wilcox Co.	(38,400)	(989)
758750103		Regal-Beloit Corp.	(15,000)	(983)
451734107	*	IHS Inc. Class A	(10,400)	(974)
858912108	*	Stericycle Inc.	(11,600)	(970)
469814107	*	Jacobs Engineering Group Inc.	(21,725)	(964)
574599106		Masco Corp.	(71,590)	(957)
12541W209		CH Robinson Worldwide Inc.	(14,600)	(956)
00766T100	*	AECOM Technology Corp.	(42,500)	(951)
811543107	*	Seaboard Corp.	(480)	(936)
36159R103	*	Geo Group Inc.	(49,200)	(935)
74762E102	*	Quanta Services Inc.	(44,400)	(928)
880779103	*	Terex Corp.	(41,051)	(924)
422347104		Heartland Express Inc.	(62,000)	(897)
844741108		Southwest Airlines Co.	(105,600)	(870)
142339100		Carlisle Cos. Inc.	(17,100)	(854)
499064103		Knight Transportation Inc.	(45,100)	(796)
831865209		AO Smith Corp.	(17,000)	(764)
014482103		Alexander & Baldwin Inc.	(13,300)	(644)
655663102		Nordson Corp.	(9,100)	(496)
384313102	*	GrafTech International Ltd.	(41,200)	(492)
688239201	*	Oshkosh Corp.	(18,200)	(422)
776696106		Roper Industries Inc.	(3,400)	(337)
053611109		Avery Dennison Corp.	(5,400)	(163)
88162G103	*	Tetra Tech Inc.	(5,300)	(140)
910047109	*	United Continental Holdings Inc.	(4,400)	(95)
				(26,907)
		Information Technology (-16.6%)
79466L302	*	Salesforce.com Inc.	(7,400)	(1143)

543881106	*	Loral Space & Communications Inc.	(14,300)	(1138)
29444U502	*	Equinix Inc.	(7,200)	(1134)
00184X105	*	AOL Inc.	(57,800)	(1096)
04033V203	*	Ariba Inc.	(32,900)	(1076)
00971T101	*	Akamai Technologies Inc.	(28,765)	(1056)
339041105	*	FleetCor Technologies Inc.	(26,850)	(1041)
205638109	*	Compuware Corp.	(111,700)	(1027)
225447101	*	Cree Inc.	(32,400)	(1025)
779376102	*	Rovi Corp.	(31,250)	(1017)
882508104		Texas Instruments Inc.	(30,200)	(1015)
206708109	*	Concur Technologies Inc.	(17,600)	(1010)
83421A104		Solera Holdings Inc.	(20,700)	(950)
31787A507	*	Finisar Corp.	(46,800)	(943)
219350105		Corning Inc.	(66,500)	(936)
48203R104	*	Juniper Networks Inc.	(40,869)	(935)
002444107		AVX Corp.	(70,500)	(935)
21871D103	*	CoreLogic Inc.	(56,900)	(929)
043176106	*	Aruba Networks Inc.	(41,400)	(922)
303075105		FactSet Research Systems Inc.	(9,100)	(901)
278642103	*	eBay Inc.	(24,400)	(900)
92552V100	*	ViaSat Inc.	(18,600)	(897)
254543101	*	Diodes Inc.	(38,000)	(881)
004764106	*	Acme Packet Inc.	(30,650)	(843)
38259P508	*	Google Inc. Class A	(1,300)	(834)
302445101		FLIR Systems Inc.	(32,500)	(823)
984332106	*	Yahoo! Inc.	(53,300)	(811)
535678106		Linear Technology Corp.	(23,800)	(802)
739276103		Power Integrations Inc.	(21,300)	(791)
595137100	*	Microsemi Corp.	(33,300)	(714)
64126X201	*	NeuStar Inc. Class A	(15,800)	(589)
896239100	*	Trimble Navigation Ltd.	(10,800)	(588)
007974108	*	Advent Software Inc.	(22,100)	(566)
80004C101	*	SanDisk Corp.	(10,900)	(541)
278768106	*	EchoStar Corp. Class A	(18,900)	(532)
704326107		Paychex Inc.	(16,200)	(502)
747525103		QUALCOMM Inc.	(5,200)	(354)
750917106	*	Rambus Inc.	(50,000)	(323)

826919102	*	Silicon Laboratories Inc.	(6,100)	(262)
611742107	*	Monster Worldwide Inc.	(23,600)	(230)
756577102	*	Red Hat Inc.	(3,800)	(228)
14964U108	*	Cavium Inc.	(1,400)	(43)
				(33,283)
		Materials (-5.9%)
163893209	*	Chemtura Corp.	(66,200)	(1124)
278865100		Ecolab Inc.	(16,200)	(1000)
835495102		Sonoco Products Co.	(30,000)	(996)
772739207		Rock-Tenn Co. Class A	(14,500)	(980)
459506101		International Flavors & Fragrances Inc.	(16,700)	(979)
019344100	*	Allied Nevada Gold Corp.	(29,500)	(960)
81211K100		Sealed Air Corp.	(46,900)	(906)
013817101		Alcoa Inc.	(77,700)	(779)
01741R102		Allegheny Technologies Inc.	(18,808)	(774)
888339207		Titanium Metals Corp.	(56,500)	(766)
93317Q105		Walter Energy Inc.	(12,900)	(764)
884768102	*	Thompson Creek Metals Co. Inc.	(110,400)	(746)
690768403	*	Owens-Illinois Inc.	(26,600)	(621)
546347105	*	Louisiana-Pacific Corp.	(24,500)	(229)
26969P108		Eagle Materials Inc.	(4,300)	(149)
				(11,773)
		Telecommunication Services (-1.5%)
78388J106	*	SBA Communications Corp. Class A	(22,100)	(1123)
156700106		CenturyLink Inc.	(24,600)	(951)
97381W104		Windstream Corp.	(81,100)	(950)
				(3,024)
		Utilities (-5.1%)
743263105		Progress Energy Inc.	(18,400)	(977)
465685105		ITC Holdings Corp.	(12,700)	(977)
03836W103		Aqua America Inc.	(43,800)	(976)
636180101		National Fuel Gas Co.	(19,900)	(958)
902681105		UGI Corp.	(34,700)	(946)
25746U109		Dominion Resources Inc.	(17,100)	(876)
95709T100		Westar Energy Inc.	(31,300)	(874)
629377508	*	NRG Energy Inc.	(54,500)	(854)
838518108		South Jersey Industries Inc.	(16,000)	(801)

69331C108		PG&E Corp.	(17,200)	(747)
00130H105	*	AES Corp.	(34,134)	(446)
131347304	*	Calpine Corp.	(17,700)	(305)
552690109		MDU Resources Group Inc.	(12,600)	(282)
667655104		Northwest Natural Gas Co.	(2,500)	(113)
				(10,132)

		Total Common Stocks Sold Short
		(Proceeds $176,523)		(191,004)

		Temporary Cash Investment (3.5%)

	1	Vanguard Market Liquidity Fund, 0.123%
		(Cost $7,067)	7,067,319	7,067

	†	Other Assets and Liabilities -Net (96.4%)		193,086
		Net Assets (100%)		200,315

* Non-income-producing security.

† Long security positions with a value of $121,995,000 and cash of $194,198,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2012, the cost of long security positions for tax purposes was $167,356,000. Net unrealized appreciation of long security positions for tax purposes was $30,877,000, consisting of unrealized gains of $33,618,000 on securities that had risen in value since their purchase and $2,741,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $14,551,000 consisting of unrealized gains of $7,097,000 on securities that had fallen in value since their sale and $21,648,000 in unrealized losses on securities that had risen in value since their sale.

Short Sales: Short Sales are the sales of securities that the fund does not own. The fund may sell a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 22, 2012

VANGUARD MONTGOMERY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 22, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.